Note 10 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property Plant And Equipment [Table Text Block]
	December 31
	2014	2013
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	22,751	26,052
Furniture and fixtures	1,030	1,148
Leasehold improvements	2,052	3,150
Transportation equipment	668	673
Property leased to others	3,766	-
Prepayment for property and equipment	4,397	9,929
	45,229	51,517
Accumulated depreciation
Buildings	1,757	1,577
Equipment	20,887	22,649
Furniture and fixtures	886	935
Leasehold improvements	1,701	2,724
Transportation equipment	619	593
Property leased to others	16	-
	25,866	28,478

	$19,363	$23,039